Earnings Per Common Share (Notes)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER COMMON SHARE

Basic earnings per share is computed by dividing the net income or loss by the weighted-average number of shares of common stock outstanding during each period presented. Diluted earnings per share is computed by dividing the net income or loss by the weighted-average number of shares of common stock outstanding plus the additional dilutive securities that could be exercised or converted into common shares during each period presented less the amount of shares that could be repurchased using the proceeds from the exercises.

	Twelve Months Ended
	December 31, 2014	December 31, 2013
Net Income (Loss)	$3,184,064	$(3,321,992)
Weighted average shares outstanding - basic	52,327,088	12,400,366
Basic income (loss) per share	$0.06	$(0.27)

Net Income (Loss)	$3,184,064	$(3,321,992)

Weighted average shares outstanding - basic	52,327,088	12,400,366
Potential shares from "in-the-money" options	8,030,904	—
Potential shares from "in-the-money" warrants	26,518,195	—
Potential shares from converted restricted stock units	1,765,649	—
Less: Shares assumed repurchased under the Treasury Stock Method	(25,241,756)	—
Weighted average shares outstanding - diluted	63,400,080	12,400,366

Diluted income (loss) per share	$0.05	$(0.27)

The Company excluded the following items from the above computation of diluted earnings per common share as their effect would be anti-dilutive:

	Twelve Months Ended
	December 31, 2014	December 31, 2013
Stock options	1,238,487	7,750,478
Warrants	22,586,307	18,605,999
Restricted stock units	—	1,687,500
Total excluded shares	23,824,794	28,043,977